CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current Assets
Restricted cash		$ 215,117
Inventories, net		2,516,760
Prepaid expenses and other current assets		196,141
Total current assets		10,419,141
Property and equipment, net		15,037,798
Operating lease right of use asset, net		390,686
Security deposit		40,280
Total Assets		25,887,905
Current Liabilities:
Accounts payable		2,215,078
Accrued liabilities		794,253
Contract liabilities		80,000
Finance lease liabilities		221,929
Operating lease liabilities		436,730
Total current liabilities		3,747,990
Economic Injury Disaster Loan		499,900
Finance lease liabilities - noncurrent		2,423,165
Total Liabilities		6,671,055
Stockholders’ equity:
Preferred stock: 10,000,000 authorized; $0.001 par value; no shares issued and outstanding
Common stock: 50,000,000 authorized; $0.001 par value; 2,237,299 and 1,487,445 issued and outstanding at September 30, 2025 and December 31, 2024, respectively		14,874
Additional paid-in capital		44,594,930
Accumulated deficit		(25,392,955)
Equity attributed to stockholders of Twin Vee PowerCats Co, Inc.		19,216,849
Total Liabilities and Stockholders’ Equity		25,887,905
Twin Vee Powercarsco [Member]
Current Assets
Cash and cash equivalents	$ 2,704,571	7,491,123
Restricted cash	215,117	215,117
Accounts receivable	312,993	0
Inventories, net	2,462,141	2,516,760
Prepaid expenses and other current assets	251,242	196,141
Deferred offering costs	151,088
Assets held for sale, net	3,956,623
Total current assets	10,053,775	10,419,141
Property and equipment, net	8,716,923	15,037,798
Operating lease right of use asset, net	97,819	390,686
Security deposit	26,193	40,280
Total Assets	18,894,710	25,887,905
Current Liabilities:
Accounts payable	1,410,071	2,215,078
Accrued liabilities	599,044	794,253
Contract liabilities	297,887	80,000
Finance lease liabilities	20,497	221,929
Operating lease liabilities	109,329	436,730
Total current liabilities	2,436,828	3,747,990
Economic Injury Disaster Loan	499,900	499,900
Finance lease liabilities - noncurrent	26,362	2,423,165
Total Liabilities	2,963,090	6,671,055
Stockholders’ equity:
Preferred stock: 10,000,000 authorized; $0.001 par value; no shares issued and outstanding
Common stock: 50,000,000 authorized; $0.001 par value; 2,237,299 and 1,487,445 issued and outstanding at September 30, 2025 and December 31, 2024, respectively	2,237	1,487
Additional paid-in capital	47,342,162	44,608,318
Accumulated deficit	(31,412,779)	(25,392,955)
Equity attributed to stockholders of Twin Vee PowerCats Co, Inc.	15,931,620	19,216,850
Total Liabilities and Stockholders’ Equity	$ 18,894,710	$ 25,887,905